Convertible Senior Notes (Tables)	3 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Convertible Debt

Interest expense relating to the 2027 Notes in the condensed consolidated statements of operations and comprehensive loss are summarized as follows:

(in thousands)	Three Months Ended March 31, 2020
Contractual interest expense	$643
Amortization of debt discount (1)	1,461
Amortization of debt issuance costs (2)	44

Total interest expense	$2,148

(1)

The effective interest rate on the liability component of the 2027 Notes was 9.5% for the three months ended March 31, 2020, which remained unchanged from the issuance date. As of March 31, 2020, the unamortized debt discount was $110.6 million, and will be amortized over 6.9 years.

(2)	As of March 31, 2020, the unamortized debt issuance cost for the 2027 Notes was $5.6 million on the condensed consolidated balance sheets.

As of March 31, 2020, the convertible senior notes on the condensed consolidated balance sheets represented the carrying amount of the liability component of the 2027 Notes, net of unamortized debt discounts and debt issuance costs, which are summarized as follows:

(in thousands)	March 31, 2020
2027 Notes	$287,500
Less: Unamortized debt discount and debt issuance costs	(116,195)

Carrying amount of 2027 Notes	$171,305